Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets
	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB	USD
Customer relationships	-	45,700	6,710
Systems software	15,228	15,228	2,236
Trademark	132	132	19
Less: accumulated amortization	(6,999)	(10,146)	(1,490)
Intangible assets, net	8,361	50,914	7,475